Earnings per common share (Tables)	12 Months Ended
Dec. 31, 2017
Earnings per common share
Schedule of basic earnings per share

	For the year ended
	December 31,
	2017	2016
Net earnings	$100.4	$105.6
Weighted average number of common shares outstanding	41,140,321	36,306,880
Deferred share units outstanding	68,007	70,476
Weighted average number of common shares outstanding - basic	41,208,328	36,377,356
Earnings per common share - basic	$2.44	$2.90

Schedule of diluted earnings per share

	For the year ended
	December 31,
	2017	2016
Net earnings - basic	$100.4	$105.6
Effect of potentially dilutive share appreciation rights	—	(2.4)
Net earnings - dilutive	100.4	103.2
Weighted average number of common shares outstanding - basic	41,208,328	36,377,356
Effect of potentially dilutive share appreciation rights	24,743	140,136
Effect of restricted share units	76,810	—
Weighted average number of common shares outstanding - diluted	41,309,881	36,517,492
Earnings per common share - diluted	$2.43	$2.83